Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Stock Options [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2018	$ 302,469,647	$ 20,625,372	$ 20,752,893	$ (264,563,178)
Net loss for the year				(11,517,285)
Stock option compensation (Note 9)			656,775
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2019	99,395,048
Net loss for the year				(10,596,792)	$ (11,517,285)
Stock option compensation (Note 9)					656,775
Ending balance, value at Dec. 31, 2020	$ 302,469,647	20,625,372	21,409,668	(276,080,463)
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2020	99,395,048
Net loss for the year				(8,596,516)	(10,596,792)
Stock option compensation (Note 9)			159,218		$ 1,992,415
Share issuance	210,035
[custom:SharesIssuedRetirementPlan]					152,662
Stock option compensation (Note 9)			1,992,415
Ending balance, value at Dec. 31, 2021	$ 302,679,682	20,625,372	23,402,083	(286,677,255)	$ 60,029,882
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2021	99,547,710
Net loss for the year					(8,596,516)
Stock option compensation (Note 9)					159,218
Ending balance, value at Dec. 31, 2022	$ 302,679,682	$ 20,625,372	$ 23,561,301	$ (295,273,771)	$ 51,592,584
Common Stock, Shares, Outstanding, Ending Balance at Dec. 31, 2022	99,547,710